Note Receivable	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Note Receivable

NOTE 6: NOTE RECEIVABLE

As of December 31, 2020, and 2019, the company carried accounts receivable of $119,018 and $261,425 respectively. The industry in which the company operates does not have large amount of accounts receivable at any given time. Company provides credit term to certain customers which usually are net 15 days. Company has not experienced any bad debts in previous years and it reasonably believes to collect all of its accounts receivable as of December 31, 2020 and 2019. As of December 31, 2020, and 2019, no allowance for doubtful accounts was deemed necessary.